Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 38,252	$ 24,084
Restricted Time deposit, net			10,493,772
Restricted cash			24,804
Notes receivables			1,443
Accounts receivable, net		687,729	819,458
Inventories, net		267,019	250,885
Prepaid expenses and other current assets, net		3,454,138	87,343
Total current assets		5,394,743	12,649,276
Non-current assets:
Intangible assets, net		471,410	487,693
Property, plant and equipment, net		4,226,710	4,507,236
Real estate properties for lease, net		637,333	435,876
Operating lease right-of-use assets, net		251,079	279,627
Other non-current assets		38,287	38,594
Total non-current assets		5,624,819	5,749,026
TOTAL ASSETS		11,019,562	18,398,302
Current liabilities:
Short-term bank borrowings		2,775,199	2,692,654
Accrued expenses and other current liabilities		3,839,909	3,986,268
Accounts payable		767,468	812,300
Amounts due to related parties		3,835,083	2,067,178
Long-term bank borrowings-current portion		87,163	56,381
Convertible Note			604,664
Operating lease liabilities- current		50,672	50,084
Deferred revenue- current		7,837	7,603
Total current liabilities		11,363,331	10,277,132
Non-current liabilities:
Long-term bank borrowings		2,984,832	2,938,338
Other non-current liabilities		19,381	11,654
Deferred revenue, non-current		50,943	53,230
Operating lease liabilities- non current		200,408	229,543
Total non-current liabilities		3,255,564	3,232,765
TOTAL LIABILITIES		14,618,895	13,509,897
Commitments and Contingencies
Equity (deficit)
Ordinary shares (no par value; unlimited shares authorized as of December 31, 2025 and June 30, 2026, respectively; 4,701,369 and 5,411,109 ordinary shares issued as of December 31, 2025 and June 30, 2026, respectively; 4,641,369 and 4,198,442 ordinary shares outstanding as of December 31, 2025 and June 30, 2026, respectively)		16,233	14,104
Class A Preferred shares (no par value; 274,367 shares issued and outstanding as of December 31, 2025 and June 30, 2026)	[1]	823	823
Additional paid-in capital		27,137,422	21,915,865
Accumulated deficit		(22,575,046)	(16,303,616)
Accumulated other comprehensive income		(65,411)	153,890
Treasury Stock (no par value; nil and 1,212,667 ordinary shares as of December 31, 2025 and June 30, 2026, at cost)		(7,019,920)
MKDWELL Tech Inc. shareholders’ equity (deficit)		(2,505,899)	5,781,066
Non-controlling interests		(1,093,434)	(892,661)
Total equity (deficit)		(3,599,333)	4,888,405
TOTAL LIABILITIES AND EQUITY (DEFICIT)		11,019,562	18,398,302
Related Party [Member]
Current assets:
Amounts due from related parties, net		947,605	947,487
Current liabilities:
Amounts due to related parties		$ 3,835,083	$ 2,067,178

[1]	The shares and per share data are presented on a retroactive basis to reflect the Share Combination (Note 1).